united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Tactical Asset Allocation Fund

Class A Shares – GVTAX

Class I Shares – GVTIX

Semi - Annual Report

March 31, 2016

1-877-940-3435

www.globalviewfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Tactical Asset Allocation Fund

Portfolio Review (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	October 1, 2013
Tactical Asset Allocation Fund - Class A	(5.36)%	(13.46)%	(1.30)%
Tactical Asset Allocation Fund - Class A with load **	(10.80)%	(18.46)%	(3.62)%
Tactical Asset Allocation Fund - Class I	(5.24)%	(13.18)%	(1.02)%
Dow Jones Moderate Portfolio Index ***	4.89%	(1.06)%	4.10%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Fund’s total annual operating expense per the February 1, 2016 prospectus is 2.18% and 1.93% for Class A and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-877-940-3435.

**	Class A with load total retrun is calculated using the maximum sales charge of 5.75%.

***	The Dow Jones Moderate Portfolio Index measures global stocks, bonds and cash which in turn are represented by multiple subindexes. You cannot invest directly in an index.

Top Ten Holdings by Industry	% of Net Assets
Equity Funds	38.6%
Debt Funds	33.0%
Money Market Fund	14.4%
Commodity Fund	10.1%
Asset Allocation Funds	4.7%
Liabilities Less Other Assets	(0.8)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 86.4%
	ASSET ALLOCATION FUNDS - 4.7%
1,559	SPDR Barclays Convertible Securities ETF *	$67,349
32,221	WisdomTree Managed Futures Strategy Fund	1,349,093
		1,416,442
	COMMODITY FUND - 10.1%
74,802	PowerShares DB Gold Fund *	3,013,025

	DEBT FUNDS - 33.0%
4,784	Guggenheim Enchnaced Short Duration ETF	238,578
3,025	iShares 10-20 Year Treasury Bond ETF	428,098
10,521	iShares 20+ Year Treasury Bond ETF	1,374,148
16,135	iShares 7-10 Year Treasury Bond ETF	1,780,336
12,503	iShares Core U.S. Aggregate Bond ETF	1,385,833
21,714	iShares iBoxx $ High Yield Corporate Bond ETF	1,773,817
1,118	iShares iBoxx $ Investment Grade Corporate Bond ETF	132,841
2,274	iShares International Treasury Bond ETF	221,010
14,634	iShares JP Morgan USD Emerging Markets Bond ETF	1,614,862
3,612	iShares US Preferred Stock ETF	140,976
6,583	Market Vectors High Yield Municipal Index ETF	206,311
1,327	PIMCO Total Return Active Exchange-Traded Fund	139,959
3,250	SPDR Barclays High Yield Bond ETF	111,312
1,758	Vanguard Short-Term Corporate Bond ETF	140,693
3,943	Vanguard Total International Bond ETF	215,051
		9,903,825
	EQUITY FUNDS - 38.6%
52,696	Global X Silver Miners ETF	1,396,971
10,996	iShares Core S&P Small-Cap ETF	1,237,820
66,675	Market Vectors Gold Miners ETF	1,332,166
25,327	PowerShares QQQ Trust Series 1	2,765,708
36,960	ProShares Ultra S&P 500	2,358,787
4,715	SPDR S&P MidCap 400 ETF Trust	1,238,725
5,974	SPDR S&P 500 ETF Trust	1,228,015
		11,558,192

	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,609,773)	25,891,484

	SHORT-TERM INVESTMENTS - 14.4%
	MONEY MARKET FUND - 14.4%
4,332,822	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.16% (a)
	(Cost - $4,332,822)	4,332,822

	TOTAL INVESTMENTS - 100.8% (Cost - $29,942,595) (b)	$30,224,306
	LIABILITIES LESS OTHER ASSETS- (0.8)%	(239,453)
	NET ASSETS - 100.0%	$29,984,853

ETF - Exchange Traded Fund

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at March 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $29,971,537 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$356,180
Unrealized Depreciation:	(103,411)
Net Unrealized Appreciation:	$252,769

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

ASSETS
Investment securities:
At cost	$29,942,595
At value	$30,224,306
Dividends and interest receivable	23,679
Receivable for Fund shares sold	15,023
Prepaid expenses and other assets	2,822
TOTAL ASSETS	30,265,830

LIABILITIES
Payable for Fund shares repurchased	138,845
Payable for investments purchased	66,047
Investment advisory fees payable	16,540
Payable to Related Parties	34,920
Distribution (12b-1) fees payable	6,131
Accrued expenses and other liabilities	18,494
TOTAL LIABILITIES	280,977
NET ASSETS	$29,984,853

Composition of Net Assets:
Paid in capital	$33,070,077
Undistributed net investment loss	(361,409)
Accumulated net realized loss from investments	(3,005,526)
Net unrealized appreciation of investments	281,711
NET ASSETS	$29,984,853

Net Asset Value Per Share:
Class A Shares:
Net Assets	$27,604,568
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,113,552
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$8.87
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.41

Class I Shares:
Net Assets	$2,380,285
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	267,573
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.90

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

INVESTMENT INCOME
Interest	$1,095
Dividends	350,061
TOTAL INVESTMENT INCOME	351,156

EXPENSES
Advisory fees	220,165
Distribution (12b-1) fees:
Class A	45,086
Administrative services fees	34,580
Transfer agent fees	23,660
Accounting services fees	20,020
Registration fees	14,959
Trustees fees and expenses	6,787
Professional fees	1,583
Insurance expense	1,247
Non 12b-1 shareholder servicing fees	786
Other expenses	16,909
TOTAL EXPENSES	385,782
Less: Fees waived by the Advisor	(73,233)
NET EXPENSES	312,549

NET INVESTMENT INCOME	38,607

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(3,044,164)
Capital gain distribution from regulated investment companies	67,812
Net change in unrealized appreciation (depreciation) on investments	670,604
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,305,748)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,267,141)

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$38,607	$38,151
Net realized gain (loss) on investments	(3,044,164)	1,610,446
Capital gain distribution from regulated investment companies	67,812	195,042
Net change in unrealized appreciation (depreciation) on investments	670,604	(3,209,775)
Net decrease in net assets resulting from operations	(2,267,141)	(1,366,136)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(265,371)
Class I	—	(5,481)
From net realized gains
Class A	(1,768,163)	(1,770,654)
Class I	(113,518)	(22,215)
Total distributions to shareholders	(1,881,681)	(2,063,721)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,302,292	5,629,371
Class I	1,727,045	1,486,853
Net asset value of shares issued in reinvestment of distributions:
Class A	1,767,634	2,036,025
Class I	112,629	21,084
Redemption fee proceeds:
Class A	425	2,267
Class I	27	71
Payments for shares redeemed:
Class A	(15,024,277)	(29,134,505)
Class I	(751,744)	(487,968)
Net decrease from shares of beneficial interest transactions	(9,865,969)	(20,446,802)

NET DECREASE IN NET ASSETS	(14,014,791)	(23,876,659)

NET ASSETS
Beginning of period	43,999,644	67,876,303
End of Period *	$29,984,853	$43,999,644
* Includes undistributed net investment loss of:	$(361,409)	$(400,016)

SHARE ACTIVITY
Class A:
Shares Sold	240,449	534,522
Shares Reinvested	194,460	193,761
Shares Redeemed	(1,641,536)	(2,763,442)
Net decrease in shares of beneficial interest outstanding	(1,206,627)	(2,035,159)

Class I:
Shares Sold	181,935	140,785
Shares Reinvested	12,363	1,999
Shares Redeemed	(82,637)	(46,884)
Net increase in shares of beneficial interest outstanding	111,661	95,900

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended	Year Ended
	March 31, 2016		September 30, 2015	September 30, 2014 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.83		$10.58	$10.00

Income from investment operations:
Net investment income (2)	0.01		0.01	0.05
Net realized and unrealized gain (loss) on investments	(0.53)		(0.41)	0.61
Total from investment operations	(0.52)		(0.40)	0.66

Less distributions from:
Net investment income	—		(0.05)	(0.05)
Net realized gains	(0.44)		(0.30)	(0.03)
Total distributions	(0.44)		(0.35)	(0.08)

Redemption fee proceeds (2,3)	0.00		0.00	0.00

Net asset value, end of year/period	$8.87		$9.83	$10.58

Total return (4)	(5.36	)% (5)	(4.02)%	6.55%

Net assets, at end of year/period (000s)	$27,605		$42,464	$67,241

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6,7)	2.04	% (8)	1.85%	1.77%

Ratio of net expenses to average net assets (7)	1.65	% (8)	1.65%	1.65%

Ratio of net investment income to average net assets (6,9)	0.20	% (8)	0.06%	0.43%

Portfolio Turnover Rate	229	% (5)	284%	397%

(1)	The Fund commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Does not include the expenses of underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended
	March 31, 2016		September 30, 2015	September 30, 2014 (1)
	(Unaudited)
Net asset value, beginning of year/Period	$9.85		$10.59	$10.00

Income from investment operations:
Net investment income (2)	0.02		0.01	0.14
Net realized and unrealized gain (loss) on investments	(0.53)		(0.39)	0.56
Total from investment operations	(0.51)		(0.38)	0.70

Less distributions from:
Net investment income	—		(0.06)	(0.08)
Net realized gains	(0.44)		(0.30)	(0.03)
Total distributions	(0.44)		(0.36)	(0.11)

Redemption fee proceeds (2,3)	0.00		0.00	0.00

Net asset value, end of year/period	$8.90		$9.85	$10.59

Total return (4)	(5.24	)% (5)	(3.79)%	6.92%

Net assets, at end of year/period (000s)	2,380		$1,536	$635

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6,7)	1.79	% (8)	1.60%	1.52%

Ratio of net expenses to average net assets (7)	1.40	% (8)	1.40%	1.40%

Ratio of net investment income to average net assets (6,9)	0.49	% (8)	0.11%	1.27%

Portfolio Turnover Rate	229	% (5)	284%	397%

(1)	The Fund commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Does not include the expenses of underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Tactical Asset Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on October 1, 2013. The Fund seeks to achieve long-term capital appreciation with lower volatility than the broad U.S. equity markets over full market cycles.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$25,891,484	$—	$—	$25,891,484
Short-Term Investments	4,332,822	—	—	4,332,822
Total Investments	$30,224,306	$—	$—	$30,224,306

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 2 or Level 3 securities during the six months ended March 31, 2016.

There were no transfers into or out of any Level during the current year. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting year.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2014 and 2015 or expected to be taken in the Fund’s 2016 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $78,176,030 and $88,933,960, respectively.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Global View Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.15%. Pursuant to the advisory agreement, the Fund accrued $220,165 in advisory fees for the six months ended March 31, 2016.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”), until at least January 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 1.65% and 1.40% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2016, the Advisor waived fees in the amount of $73,233. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2017	$94,393
2018	$117,157
2019	$73,233

The Board, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Class A shares for such distribution and shareholder service activities. For the six months ended March 31, 2016, pursuant to the Plan, Class A shares incurred $45,086.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A and Class I shares. During the six months ended March 31, 2016, the Distributor received $1,941 in underwriting commissions for sales of Class A shares, none of which was retained by the principal underwriter or other affiliated broker dealer.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2015	September 30, 2014
Ordinary Income	$1,914,679	$515,763
Long-Term Capital Gain	149,042	—
	$2,063,721	$515,763

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Post October	Unrealized	Total
Long-Term	Loss and	Appreciation	Accumulated
Gains	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$1,881,448	$(211,970)	$(605,880)	$1,063,598

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $211,970.

Permanent book and tax differences, primarily attributable to the tax treatment for non-deductible expenses and tax adjustments for partnerships, resulted in reclassifications for the year ended September 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Loss	Gains
$(694)	$(201,088)	$201,782

6.	REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended March 31, 2016, Class A and Class I assessed redemption fees in the amounts of $425 and $27, respectively.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2016, Trust Company of America held 93%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Tactical Asset Allocation Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Tactical Asset Allocation Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tactical Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2015 and ending March 31, 2016.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Tactical Asset Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense Ratio	Account Value	Value	Period *
Expenses		10/1/15	3/31/2016	10/1/15 – 3/31/16
Class A	1.65%	$1,000.00	$946.40	$8.03
Class I	1.40%	$1,000.00	$947.60	$6.82

Table 2
	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense Ratio	Account Value	Value	Period *
(5% return before expenses)		10/1/15	3/31/2016	10/1/15 – 3/31/16
Class A	1.65%	$1,000.00	$1,016.75	$8.32
Class I	1.40%	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-3435 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-3435.

INVESTMENT ADVISOR
Global View Capital Management, Ltd.
Stone Ridge Business Center III, Suite 350
Waukesha, WI 53188

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/Principal Executive Officer

Date 6/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/Principal Executive Officer

Date 6/7/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 6/7/16